Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
	Electricity supply agreements and concession agreements	Goodwill	Total
	USD in thousands
Cost
Balance as of January 1, 2022	103,524	148,128	251,652
Initial consolidation	41,437	-	41,437
Others	(247)	-	(247)
Translation differences	(6,447)	-	(6,447)

Balance as of December 31, 2022	138,267	148,128	286,395

Initial consolidation	7,965	-	7,965
Translation differences	3,010	-	3,010

Balance as of December 31, 2023	149,242	148,128	297,370

Amortization:
Balance as of January 1, 2022	4,593	-	4,593
Amortization (1)	2,141	-	2,141
Translation differences	(56)	-	(56)

Balance as of December 31, 2022	6,678	-	6,678

Amortization	3,024	-	3,024
Translation differences	(293)	-	(293)

Balance as of December 31, 2023	9,409	-	9,409

Depreciated cost as of December 31, 2022	131,589	148,128	279,717
Depreciated cost as of December 31, 2023	139,833	148,128	287,961

(1)	The amortization of the intangible assets is included under Costs of sales in the Consolidated Statements of Income and Other Comprehensive Income.

Disclosure of detailed information about the aggregate carrying amounts of goodwill [text block]
	As of December 31
	2023	2022
	USD thousands	USD thousands
Goodwill	148,128	148,128